Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2017	Feb. 29, 2016
REVENUES
Sales	$ 24,960	$ 246,119	$ 140,113	$ 346,338
TOTAL REVENUES	24,960	239,119	140,113	346,338
Cost of goods sold
Purchases-resale items	20,067	187,361	106,200	266,864
TOTAL COGS	20,067	187,361	106,200	266,864
Gross profit	4,893	58,758	33,913	79,474
Operating costs
General and administrative expenses	68,858	8,655	79,442	14,078
Professional fees	9,200	3,704	18,600	8,404
Management fees	1,500	1,500	4,500	4,500
TOTAL OPERATING COSTS	79,558	10,859	102,542	26,982
Non-Operating Income (loss) Change in FV	(715,318)		(331,436)
Loss of issuance of convertible debt			(284,091)
Interest expense and loan fees	(3,712)	(1,714)	(53,001)	(1,714)
Interest expense discount	(134,032)		(296,400)
TOTAL NON-OPERATING INCOME(LOSS)	(853,062)	(1,714)	(964,928)	(1,714)
NET ORDINARY INCOME(LOSS)	$ (927,727)	$ 46,185	$ (1,033,557)	$ 50,778
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	347,475,778	258,792,500	288,045,808	258,792,500